Investments and Derivative Instruments (International Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Macro hedge program
Notional Amount	$ 205,854		$ 196,608
Fair Value	(1,448)		(1,044)
International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	48,448		28,719
Fair Value	(105)		542
Other Credit Derivatives [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	350		0
Fair Value	28		0
Foreign Exchange Forward [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	9,327	[1]	8,622	[1]
Fair Value	(87)	[1]	446	[1]
Currency options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	9,710		7,038
Fair Value	(49)		72
Equity futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	1,206		2,691
Fair Value	0		0
Equity options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	2,621		1,120
Fair Value	(105)		(3)
Equity swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	2,683		392
Fair Value	(12)		(8)
Customized Swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	899		0
Fair Value	(11)		0
Interest rate futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	634		739
Fair Value	0		0
Interest Rate Swaps and Swaptions [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	21,018		8,117
Fair Value	$ 131		$ 35

[1]	As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.